Capital Stock (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of warrants outstanding [text block]
Schedule of Share Capital Activity

Share Capital

The Company’s Restated Articles of Incorporation authorize the Company to issue an unlimited number of common shares.

	Number	Amount ($) ($)
Balance at September 1, 2018	125,162,803	$ 127,003,132
Issued for private placements, net of share issue costs	13,435,503	8,911,230
Shares issued for interest on gold and convertible loans	1,836,229	699,651
Shares issued for settlement of convertible and gold loans (Note 21 and 23)	7,789,895	2,781,473
Transfer of conversion component on conversion of convertible loans	-	1,402,631
Finders fees on convertible and gold bullion loans (Note 21 and 23)	686,446	581,181
Stock options exercised	63,333	26,333
Transfer of reserve on exercise of stock options	-	27,722
Warrants exercised	85,127	215,000
Issued for legal appeal (Note 18)	1,332,222	603,556
Balance at August 31, 2019	150,391,558	$ 142,251,909
Issued for cash, net of share issue costs	6,768,634	4,634,051
Shares issued for settlement of convertible and gold loans (Note 21 and 23)	29,267,417	15,307,441
Transfer of conversion component on conversion of convertible loans	-	5,760,022
Shares issued for interest on gold and convertible loans	1,463,855	785,148
Shares issued for services	5,623,000	4,329,710
Finders fees on convertible and gold bullion loans (Note 21 and 23)	1,025,762	642,095
Warrants exercised	5,434,896	4,686,444
Balance at August 31, 2020	199,975,122	$ 178,396,820

Schedule of warrants outstanding

At August 31, 2020, the following warrants and compensation warrants were outstanding:

	Number of Warrants	Exercise price	Expiry date
Private placement financing agent warrants - September 26, 2016	214,285	USD$0.9515	September 26, 2021
Private placement financing agent warrants - September 1, 2016	73,616	USD$0.8718	September 1, 2021
Convertible debenture warrants - July 27, 2020	3,002,037	USD$1.2125	July 27, 2023

Balance, August 31, 2020	3,289,938	-	-

Schedule of Stock Option Outstanding

The continuity of outstanding stock options for the years ended August 31, 2020 and 2019 is as follows:

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2018	7,432,000	0.41
Exercised	(63,333)	(0.42)
Cancelled	(16,667)	(0.43)
Balance – August 31, 2019 and August 31, 2020	7,352,000	$0.41

(i)On September 29, 2017, the Company granted 3,582,000 stock options to directors, officers and employees of the Company.  The options are exercisable at CAD$0.43 per share expiring on September 29, 2026.  The resulting fair value of $1,183,000 was estimated using the Black-Scholes option pricing model with the following assumptions: expected dividend yield of 0%; expected volatility of 76%; a risk-free interest rate of 1.98% and an expected average life of 9 years.  Volatility and expected life were based on historical experience. The options are subject to a vesting period whereby 1/3 of the options vest immediately, 1/3 vest on September 29, 2018 with the remaining 1/3 vesting on September 29, 2019.

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

Options to purchase common shares carry exercise prices and terms to maturity as follows:

				Remaining
Exercise price (1)	Number of options		Expiry	contractual
Outstanding $	Outstanding	Exercisable	date	life (years) (1)
CAD0.35	100,000	100,000	January 2, 2028	7.34
CAD0.40	3,720,000	2,480,000	September 29, 2026	6.08
CAD0.43	3,532,000	3,532,000	October 11, 2026	6.11
CAD0.41	7,352,000	6,112,000		6.11

(1)Total represents weighted average.